Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment, net
Schedule of property, plant and equipment, net

	Land,	Plant and	Vehicles,
	building and	production	furniture and	Works in
	improvements	Equipment	fixtures	progress	Others	Total
Cost
Balances at January 1, 2021	57,164	69,264	47,877	3,387	25,787	203,479
Acquisition of business	-	92	-	-	4	96
Acquisitions	585	3,594	1,428	1,620	438	7,665
Disposals	(169)	(6,333)	(362)	-	(68)	(6,932)
Transfer	2,407	1,435	-	(3,843)	-	(1)
Transfers from Intangible	-	-	38	-	-	38
Transfer to Intangible	-	(12)	(24)	-	-	(36)
Translation differences and inflation adjustment	(3,048)	(3,710)	2,944	13	(1,975)	(5,776)
Balances at December 31, 2021	56,939	64,330	51,901	1,177	24,186	198,533
Balances at January 1, 2020	51,893	62,295	51,278	2,823	23,130	191,419
Acquisitions	455	3,718	2,296	1,966	516	8,951
Disposals	-	(1,002)	(2,710)	-	(38)	(3,750)
Transfer	1,180	189	-	(1,384)	15	-
Transfers from Intangible	-	-	10	-	-	10
Transfer to Intangible	-	(32)	(4)	(4)	-	(40)
Translation differences and inflation adjustment	3,636	4,096	(2,993)	(14)	2,164	6,889
Balances at December 31, 2020	57,164	69,264	47,877	3,387	25,787	203,479
Accumulated at January 1, 2021	13,677	53,218	34,901	-	20,850	122,646
Acquisition of business	-	21	-	-	1	22
Depreciation of the year	909	3,787	3,409	-	1,362	9,467
Disposals	-	(5,970)	(358)	-	(19)	(6,347)
Transfer to Intangible	-	(11)	(16)	-	-	(27)
Translation differences and inflation adjustment	(446)	(2,910)	2,294	-	(1,646)	(2,708)
Accumulated at December 31, 2021	14,140	48,135	40,230	-	20,548	123,053
Accumulated at January 1, 2020	12,126	47,116	34,866	-	17,699	111,807
Depreciation of the year	888	3,729	4,150	-	1,456	10,223
Disposals	-	(994)	(2,063)	-	(36)	(3,093)
Transfer to Intangible	-	(29)	(3)	-	-	(32)
Translation differences and inflation adjustment	663	3,396	(2,049)	-	1,731	3,741
Accumulated at December 31, 2020	13,677	53,218	34,901	-	20,850	122,646
Net balances at December 31, 2021	42,799	16,195	11,671	1,177	3,638	75,480
Net balances at December 31, 2020	43,487	16,046	12,976	3,387	4,937	80,833